Common Share Repurchases (details) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Common Share Repurchases disclosure
Number of shares repurchased (in shares) | shares	1.9
Cost of shares repurchased	$ 225
Average cost per share repurchased | $ / shares	$ 120.86
Remaining capacity under share repurchase authorization	$ 709
Number of shares acquired to cover tax withholding costs and exercise costs (in shares) | shares	0.5
Cost of shares acquired to cover tax withholding costs and exercise costs	$ 61